Leases - Summary of Supplemental Information Related To The Group's Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Leases
Cash paid for operating leases	¥ 31,988		¥ 40,235	¥ 50,926
Cash paid for financing leases:
Operating cash flows used in finance leases	56		41	41
Financing cash flows used in finance leases	¥ 19	$ 3	¥ 164	¥ 192